UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09373
                                                     ---------

                      Oppenheimer Senior Floating Rate Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2009
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


JANUARY 31, 2009

Oppenheimer
Senior Floating Rate Fund

Management Commentaries and Semiannual Report

                                   (GRAPHIC)

MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Managers

     Listing of Top Holdings

SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                           (OppenheimerFunds(R) LOGO)
                             The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

TOP TEN CORPORATE LOAN INDUSTRIES

Media                                                                     18.1%
Health Care Providers & Services                                          10.3
Commercial Services & Supplies                                             7.8
Electric Utilities                                                         7.0
Aerospace & Defense                                                        6.0
Oil, Gas & Consumable Fuels                                                4.4
Hotels, Restaurants & Leisure                                              3.8
Diversified Telecommunication Services                                     3.3
Automobiles                                                                3.3
Chemicals                                                                  2.5

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are based on net assets.

TOP FIVE CORPORATE LOANS BY ISSUERS

Charter Communications Holdings LLC                                        2.6%
Dole Foods Co.                                                             2.3
Chrysler LLC                                                               1.9
Western Refining, Inc.                                                     1.9
United Air Lines, Inc.                                                     1.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of corporate loans. For more current information on Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION

BBB                                                                        0.5%
BB                                                                        38.4
B                                                                         40.6
CCC                                                                        3.9
CC                                                                         0.1
Not Rated                                                                  7.3
Other Securities                                                           9.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.


                    9 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT www.oppenheimerfunds.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OPPENHEIMER SENIOR FLOATING RATE FUND IS A CONTINUOUSLY OFFERED CLOSED-END FUND WHOSE SHARES ARE NOT LISTED ON ANY STOCK EXCHANGE OR NATIONAL QUOTATION SERVICE. THE FUND'S SHARES ARE NOT REDEEMABLE FOR CASH DAILY BUT THE FUND SEEKS TO PROVIDE A DEGREE OF LIQUIDITY TO SHAREHOLDER BY MAKING QUARTERLY OFFERS TO REPURCHASE A PORTION OF THE FUND'S SHARES. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO REPURCHASE ALL SHARES TENDERED IN A PARTICULAR REPURCHASE OFFER. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND WILL FLUCTUATE AND THE FUND IS NOT A MONEY MARKET FUND. THE FUND IS NOT INTENDED AS AN INVESTOR'S ONLY INVESTMENT, BUT TO COMPLEMENT OTHER HOLDINGS.


                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

CLASS A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year) and 1% (five-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/28/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

"hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING          ENDING            EXPENSES
                                  ACCOUNT          ACCOUNT           PAID DURING
                                   VALUE            VALUE           6 MONTHS ENDED
ACTUAL                        AUGUST 1, 2008   JANUARY 31, 2009   JANUARY 31, 2009
------                        --------------   ----------------   ----------------
Class A                          $1,000.00         $  753.00            $ 6.97
Class B                           1,000.00            750.60              9.68
Class C                           1,000.00            751.10              9.10
Class Y                           1,000.00            754.60              6.39
HYPOTHETICAL
(5% return before expenses)
Class A                           1,000.00          1,017.29              8.01
Class B                           1,000.00          1,014.22             11.13
Class C                           1,000.00          1,014.87             10.46
Class Y                           1,000.00          1,017.95              7.35

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2009 are as follows:

CLASS       EXPENSE RATIOS
-----       --------------
Class A          1.57%
Class B          2.18
Class C          2.05
Class Y          1.44

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2009 / Unaudited

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
CORPORATE LOANS--95.1%
CONSUMER DISCRETIONARY--27.7%
AUTO COMPONENTS--1.3%
Allison Transmission, Inc., Sr. Sec. Credit Facilities Term Loan,
   3.14%-3.18%, 8/7/14(1, 2)                                        $  2,000,000   $    1,307,857
Dana Corp., Sr. Sec. Credit Facilities Term Loan,
   7.25%, 1/31/15(1, 2)                                                6,524,571        2,892,558
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.268%-2.388%, 12/29/14(1, 2)                              11,536,718        5,537,624
Tranche C, 2.298%-3.328%, 12/28/15(1, 2)                               3,354,241        1,610,035
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 5.97%-8.48%, 6/21/11(1, 2)          12,055,175        4,068,621
                                                                                   --------------
                                                                                       15,416,695
                                                                                   --------------
AUTOMOBILES--3.3%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B1, 4%-6.20%, 8/3/13(1, 2)                                 83,020,987       21,881,925
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 5%, 12/16/13(1)                                         46,632,471       16,991,707
                                                                                   --------------
                                                                                       38,873,632
                                                                                   --------------
HOTELS, RESTAURANTS & LEISURE--3.8%
BLB Wembley plc, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 7/18/11(3, 4)                                   7,875,682        3,124,023
BLB Wembley plc, Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 7/25/13(3, 4)                                   8,000,000          720,000
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 2.603%, 5/4/13(1, 3)                            4,740,613        4,402,844
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
   Term Loan, Delayed Draw, 2.636%-2.698%, 5/4/13(1, 3)                6,276,022        5,828,855
Golden Nugget, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, Tranche 2L, 3.67%, 12/31/14(1, 3)              13,000,000        1,755,000
Las Vegas Sands Corp., Sr. Sec. Credit Facilities
   Term Loan, Delayed Draw, 2.16%, 5/8/14(1, 2)                        1,437,278          710,439
Quiznos Corp., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 3.75%, 5/5/13(1, 2)                             5,969,388        3,359,912
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien
   Term Loan, 7.218%, 11/5/13(1)                                      12,000,000        4,830,000
Turtle Bay Resort, Sr. Sec. Credit Facilities
   1st Lien Term Loan, Tranche B, 12%, 9/13/10(3, 4, 5)                1,930,402          779,882
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 2.66%, 5/25/13(1, 2)                                   706,244          409,300
Tranche B, 2.66%, 5/25/13(1, 2)                                        1,914,540        1,109,562


                   F1 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
HOTELS, RESTAURANTS & LEISURE Continued
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
   Delayed Draw, 2.66%, 5/25/11(1, 2)                               $  8,779,557   $    5,088,148
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec.
   Credit Facilities 1st Lien Term Loan, 1/3/12(2, 4)                 21,159,256        6,241,980
Yonkers Raceway, Sr. Sec. Credit Facilities Term Loan,
   10.50%, 8/15/11(1, 3)                                               7,974,013        6,857,651
                                                                                   --------------
                                                                                       45,217,596
                                                                                   --------------
HOUSEHOLD DURABLES--0.4%
Sleep Innovations, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 4/3/14(3, 4, 5)                                10,098,000        1,100,683
Sleep Innovations, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 10/3/14(3, 4, 5)                                3,000,000           85,500
Springs Window Fashions Division, Inc., Sr. Sec. Credit
   Facilities Term Loan, Tranche B, 4.25%, 12/30/12(1)                 5,873,888        3,543,911
                                                                                   --------------
                                                                                        4,730,094
                                                                                   --------------
MEDIA--18.1%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.139%, 1/26/13(1, 2)                                   15,973,481       14,129,870
Advanstar Communications, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 3.709%, 5/15/14(1, 2)                          19,700,000        8,372,500
Alpha Media Group, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 4.718%, 8/14/14(1, 3)                          15,489,573       10,068,222
Cequel Communications LLC, Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 7.693%, 5/5/14(1)                               6,500,000        2,970,500
Cequel Communications LLC, Sr. Sec. Credit Facilities
   Term Loan, 2.429%-4.235%, 11/5/13(1, 2)                             9,308,761        7,465,291
Charter Communications Operation LLC, Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 3.18%-4.29%, 3/5/14(1, 2)           20,117,833       15,440,437
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
   3rd Lien Term Loan, 3.959%, 9/1/14(1, 3)                           17,000,000        9,826,000
Charter Communications, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche T2 Add-On, 8.50%, 3/6/14(1)                      4,962,500        4,258,103
Cinram International, Inc., Sr. Sec. Credit Facilities
   Term Loan, 4.706%, 5/6/11(1, 2)                                    21,589,251       13,421,324
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 2.16%-2.19%, 6/12/14(1, 2)                   35,000,000       14,875,000
Hit Entertainment, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, Tranche B, 4.71%, 8/5/12(1, 3)                  7,238,186        3,275,279
Live Nation, Inc./SFX Entertainment, Inc., Sr. Sec.
   Credit Facilities Term Loan, 3.66%-4.71%, 6/21/13(1, 3)             6,380,345        4,689,554


                   F2 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
MEDIA Continued
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec. Credit
   Facilities Term Loan, Tranche E, 6.50%, 1/3/16(1, 2)             $  5,572,000   $    5,200,532
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche A, 1.56%, 9/30/12(1, 3)                                     9,000,000        7,785,000
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
   8.696%, 11/15/13(1)                                                28,250,000        8,475,000
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities
   Term Loan:
Tranche B Add-On, 4.709%, 4/8/12(1, 2)                                 8,351,250        3,849,926
Tranche B, 3.659%-4.709%, 4/8/12(1)                                   20,401,515        9,405,098
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 8%, 9/14/16(1, 2)                                        7,512,490        3,230,371
Newport Television LLC/High Plains Broadcasting Operating Co.
   LLC, Sr. Sec. Credit Facilities Term Loan, 8%, 9/14/16(1, 2)        1,987,510          854,629
Paxson Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
   4.344%, 1/15/12(1, 3)                                              22,364,810        8,834,100
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term
   Loan, 2.659%-3.424%, 2/1/13(1, 2)                                  24,877,727       10,075,479
San Juan Cable & Construction, Sr. Sec. Credit Facilities
   1st Lien Term Loan, Tranche B, 4.21%, 10/31/12(1)                   9,930,587        6,603,840
Star Tribune Co., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 3/5/14(3, 4)                                   10,465,199        1,873,271
Tribune Increment Co., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 6.50%, 6/4/14(4)                                         4,962,375        1,097,925
Univision Communications, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 2.659%, 9/29/14(1, 2)                           5,566,762        2,960,326
Univision Communications, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 2.909%, 3/30/09(1, 3)                           9,158,713        8,013,874
Young Broadcasting, Inc., Sr. Sec. Credit Facilities
   Term Loan, 11/3/12(2, 4)                                           35,499,313       14,170,153
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
   2.438%, 6/18/15(1, 2)                                              19,459,814       14,254,314
                                                                                   --------------
                                                                                      215,475,918
                                                                                   --------------
MULTILINE RETAIL--0.5%
General Growth Properties, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche A, 1.25%-1.66%, 2/24/10(1, 2)                   23,402,011        6,708,584
SPECIALTY RETAIL--0.3%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 8.50%-8.758%, 8/10/11(1)                      3,992,634        1,696,869
Burlington Coat Factory Warehouse Corp., Sr. Sec.
   Credit Facilities Term Loan, 4.45%, 5/28/13(1)                      4,922,626        2,225,952
                                                                                   --------------
                                                                                        3,922,821
                                                                                   --------------


                   F3 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
CONSUMER STAPLES--1.5%
FOOD PRODUCTS--0.8%
Dole Food Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.375%-4.25%, 4/12/13(1, 2)                              $    404,522   $      338,064
Tranche C, 2.50%-4.25%, 4/12/13(1, 2)                                  4,863,003        4,064,081
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 3.198%, 4/2/14(1, 2)                          5,944,610        4,691,290
                                                                                   --------------
                                                                                        9,093,435
                                                                                   --------------
PERSONAL PRODUCTS--0.7%
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities
   Term Loan, 3.709%-4.446%, 3/8/14(1, 2)                             28,352,378        8,552,976
ENERGY--6.4%
ENERGY EQUIPMENT & SERVICES--2.0%
Antero Resources Corp., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 5.94%, 4/10/14(1, 2)                           15,000,000        8,025,000
Beryl Oil & Gas LP, Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 5.996%, 7/14/11(1, 2)                                    5,614,214        4,294,874
Global Geophysical Services, Inc., Sr. Sec. Credit Facilities
   Term Loan, 6.209%, 12/10/14(1, 2)                                  12,870,000       11,647,350
                                                                                   --------------
                                                                                       23,967,224
                                                                                   --------------
OIL, GAS & CONSUMABLE FUELS--4.4%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 8.50%, 1/1/14(1, 2)                                       10,605,795        6,174,090
Tranche B2, 8.50%, 7/1/10(1, 2)                                        3,316,640        1,930,759
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 4.209%, 6/28/13(1, 2)                                   18,552,553        13,265,075
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
   Delayed Draw, 2.91%, 12/31/13(1, 3)                                 3,207,609        2,630,239
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
   2.91%, 12/31/13(1, 2)                                               7,711,738        6,323,625
Western Refining Inc., Sr. Sec. Credit Facilities Term Loan,
   9.25%, 2/8/14(1, 2)                                                38,730,490       21,737,487
                                                                                   --------------
                                                                                       52,061,275
                                                                                   --------------
FINANCIALS--0.9%
CAPITAL MARKETS--0.4%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
   Term Loan, 3.401%-4.466%, 11/1/14(1, 2)                             8,823,300        4,257,242
INSURANCE--0.5%
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 2.584%-2.659%, 4/3/14(1, 2)                    10,757,879        6,078,201


                   F4 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
HEALTH CARE--14.0%
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
CCS Medical Equipment & Uniforms, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 4.71%, 9/30/12(1)                            $ 18,015,050   $    9,007,525
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 2.409%-3.174%, 4/30/13(1, 2)                             3,038,572        2,375,151
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd Lien
   Term Loan, 6.424%-7.446%, 9/26/13(1, 3)                             5,000,000        1,556,250
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.409%-4.459%, 10/31/14(1, 2)                            9,900,001        8,068,500
                                                                                   --------------
                                                                                       21,007,426
                                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES--10.3%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche MMM, 5.91%, 8/22/11(1, 2)                                      6,499,994        5,048,331
Tranche NAMM, 5.91%, 7/27/11(1)                                        1,739,974        1,351,381
Tranche NAMM, 5.91%, 8/22/11(1, 2)                                       965,605          749,953
Tranche PHMC, 5.91%, 8/22/11(1, 2)                                     5,326,894        4,137,223
Capella Healthcare, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 5.656%, 2/14/15(1, 3)                           6,352,000        5,240,400
Community Health Systems, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 4.439%-4.446%, 7/2/14(1, 2)                  11,581,891        9,848,950
Community Health Systems, Inc., Sr. Sec. Credit Facilities
   Term Loan, Delayed Draw, 2.72%-3.404%, 7/2/14(1, 2)                   592,337          503,709
Genoa Healthcare LLC, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 6%, 8/10/12(1, 3)                               6,831,326        5,260,121
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien
   Term Loan, 10.75%, 2/10/13(1, 3)                                    1,000,000          575,000
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
   3.709%, 11/18/13(1, 2)                                             16,689,968       13,846,982
HVHC, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
   3.71%, 8/1/13(1, 2)                                                 4,392,968        3,755,987
Health Management Associates, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 3.209%, 2/28/14(1, 2)                         7,375,508        5,294,560
HealthCare Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.159%, 10/31/13(1, 2, 3)                                1,515,907        1,296,101
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan,
   2.84%-4.69%, 3/10/13(1)                                            10,953,942        9,630,344
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.959%, 11/15/13(1, 3)                                   8,624,000        7,589,120
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.834%-2.909%, 10/18/14(1, 2)                            6,894,810        4,843,604
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.938%, 4/15/13(1)                                          3,232,930        2,462,416
Tranche C, 2.938%, 4/12/13(1, 2)                                       6,428,166        4,896,122


                   F5 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
HEALTH CARE PROVIDERS & SERVICES Continued
Prospect Medical Group, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 11%, 8/1/14(1, 3)                                     $  6,756,024   $    4,729,217
Quintiles Transnational Corp., Sr. Sec. Credit Facilities
   1st Lien Term Loan, Tranche B, 3.459%, 3/31/13(1, 2)                8,502,958        7,355,059
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit
   Term Loan, 3.94%, 3/4/11(1, 3)                                        547,642          469,603
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 6.006%-6.324%, 3/4/11(1, 3)                              4,636,936        3,976,172
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 11.557%, 12/10/10(1, 3)                                 10,846,315        7,863,578
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 3.334%-4.174%, 7/28/13(1, 2)                            10,263,979        7,749,304
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 3.459%, 1/4/12(1)                                           3,952,092        3,546,014
Tranche C, 3.459%, 1/4/12(1)                                             564,905           506,86
                                                                                   --------------
                                                                                      122,526,112
                                                                                   --------------
PHARMACEUTICALS--2.0%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.709%, 4/16/13(1, 2)                                    5,785,517        5,346,783
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 3.41%, 12/28/13(1, 3)                                    5,843,652        4,879,450
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities Term Loan,
   Delayed Draw, 3.41%, 12/28/13(1, 3)                                 4,469,649        3,732,157
Talecris Biotherapeutics, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 5.64%, 12/6/13(1, 3)                           10,692,696        9,663,523
                                                                                   --------------
                                                                                       23,621,913
                                                                                   --------------
INDUSTRIALS--22.3%
AEROSPACE & DEFENSE--6.0%
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.334%-5.153%, 9/30/13(1, 2)                            18,264,819       14,520,532
American Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B2, 12/17/10(1, 6)                                          3,000,000        2,445,000
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 3.18%, 2/21/13(1, 2)                           17,507,882       11,467,663
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 8.413%, 2/21/14(1, 3)                           5,000,000        2,500,000
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
   Credit Term Loan, 2.66%, 3/21/13(1, 3)                              6,324,611        4,585,343
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
   4.45%, 3/21/13(1, 3)                                                3,489,029        2,529,546


                   F6 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
AEROSPACE & DEFENSE Continued
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 7.875%, 12/30/12(1)                          $ 19,867,963   $   10,761,820
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 6.925%, 6/30/13(1, 3)                           8,249,092        2,887,182
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
   2.375%-7.313%, 2/3/14(1, 2)                                        37,411,503       20,015,154
                                                                                   --------------
                                                                                       71,712,240
                                                                                   --------------
AIR FREIGHT & LOGISTICS--1.2%
Evergreen International Aviation, Inc., Sr. Sec. Credit
   Facilities 1st Lien Term Loan, 9%, 10/31/11(1, 2)                  22,734,077       13,299,435
Evergreen International Aviation, Inc., Sr. Sec. Credit
   Facilities 2nd Lien Term Loan, 16.80%, 4/30/13(1, 3)                3,033,233        1,364,955
                                                                                   --------------
                                                                                       14,664,390
                                                                                   --------------
BUILDING PRODUCTS--0.8%
Champion Opco LLC, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 2.856%, 5/11/13(1, 3)                           2,193,750          850,078
Custom Building Products, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 7.869%-8%, 10/20/11(1)                          3,210,433        2,219,212
Custom Building Products, Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 10.75%, 4/20/12(1, 3)                           1,000,000          593,750
PGT Industries, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 6.148%, 2/14/12(1)                              5,438,477        3,263,086
United Subcontractors, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, Tranche B, 5.13%-5.467%, 12/27/12(1, 3)        11,812,133        2,953,034
                                                                                   --------------
                                                                                        9,879,160
                                                                                   --------------
COMMERCIAL SERVICES & SUPPLIES--7.8%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 6.639%, 1/29/15(1, 2)                             13,464,186       11,983,125
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
   Tranche B, 3.386%-5.706%, 7/2/14(1, 2)                             10,015,000        7,310,949
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 6.148%-7.50%, 5/21/15(1, 2)                              9,949,999        6,803,312
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-2, 3.139%-3.159%, 9/24/14(1, 2)                              3,462,356        2,202,924
Tranche B-3, 3.139%-3.159%, 9/24/14(1, 2)                              7,443,467        4,745,210
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 9.125%, 6/22/13(1, 3)                          10,942,841        5,471,420
New Holdings I LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.886%-4.888%, 5/18/14(1, 2)                            12,941,652        8,110,105


                   F7 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
COMMERCIAL SERVICES & SUPPLIES Continued
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche A, 8.624%, 8/16/09(1)                         $ 25,794,461   $   19,926,237
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 4.275%, 2/21/15(1, 2)                         9,924,433        7,845,264
West Corp., Sr. Sec. Credit Facilities Term Loan,
   Tranche B3, 2.731%-2.811%, 10/24/13(1, 2)                          13,547,317        9,737,134
Workflow Management, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, Tranche B, 7.794%, 10/17/10(1, 2)              15,308,437        8,993,707
                                                                                   --------------
                                                                                       93,129,387
                                                                                   --------------
ELECTRICAL EQUIPMENT--0.5%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 3.931%, 11/29/13(1, 2)                            10,413,956        5,389,222
INDUSTRIAL CONGLOMERATES--2.3%
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.356%-4.125%, 3/31/11(1, 3)                            12,763,087       11,351,171
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
   8.607%, 10/1/13(1, 2)                                              25,977,351       15,326,637
                                                                                   --------------
                                                                                       26,677,808
                                                                                   --------------
MACHINERY--1.4%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
   2.409%, 5/31/14(1, 2)                                              15,743,910        9,997,383
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 2.93%, 7/2/14(1, 2)                            11,579,811        5,751,310
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
   Delayed Draw, 2.93%, 7/2/14(1, 2, 3)                                1,360,707          675,818
                                                                                   --------------
                                                                                       16,424,511
                                                                                   --------------
ROAD & RAIL--2.3%
RailAmerica, Inc. (Canadian), Sr. Sec. Credit Facilities Term
   Loan, 5.44%, 8/14/09(1, 2)                                            936,320          856,733
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan,
   5.44%, 8/14/09(1, 2)                                               14,463,680       13,234,267
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term
   Loan, 4.334%-4.436%, 10/12/14(1, 2)                                20,924,689       13,705,671
                                                                                   --------------
                                                                                       27,796,671
                                                                                   --------------
INFORMATION TECHNOLOGY--4.0%
INTERNET SOFTWARE & SERVICES--0.2%
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 5.909%, 11/1/13(1, 3)                           8,000,000        2,700,000


                   F8 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
IT SERVICES--1.4%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
   3.66%-4.71%, 12/20/12(1, 2)                                      $ 10,392,308   $    7,014,808
Caritor, Inc., Sr. Sec. Credit Facilities Letter of Credit Term
   Loan, 2.66%, 5/17/13(1, 2)                                            140,515           49,180
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 2.66%,
   5/17/13(1, 2)                                                      28,991,798       10,147,129
                                                                                   --------------
                                                                                       17,211,117
                                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
Flextronics International Ltd., Sr. Sec. Credit Facilities Term
   Loan, Delayed Draw:
Tranche A1, 3.344%, 10/1/14(1, 2)                                        867,311          568,089
Tranche A2, 2.659%, 10/1/14(1, 2)                                        448,838          293,989
Tranche A3, 2.659%, 10/1/14(1, 2)                                        523,644          342,987
Flextronics International Ltd., Sr. Sec. Credit Facilities Term
   Loan, 3.344%-3.685%, 10/1/14(1, 2)                                  3,018,241        2,072,527
                                                                                   --------------
                                                                                        3,277,592
                                                                                   --------------
SOFTWARE--2.1%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
   3.709%, 5/9/14(1, 2)                                                8,739,820        6,096,024
Nuance Communications, Inc., Sr. Sec. Credit Facilities
   Incremental Term Loan, Tranche B2, 2.41%, 3/31/13(1, 2)             7,022,469        5,811,093
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term
   Loan, Tranche B, 2.41%, 3/31/13(1)                                    650,086          537,946
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.59%, 5/9/14(1, 2)                                     21,115,385       12,458,077
                                                                                   --------------
                                                                                       24,903,140
                                                                                   --------------
MATERIALS--7.1%
CHEMICALS--2.5%
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
   5.501%, 6/30/15(1, 3)                                               1,000,000          596,250
Cristal Inorganic Chemicals Ltd., Sr. Sec. Credit Facilities
   1st Lien Term Loan, 3.709%, 5/15/14(1, 3)                           4,487,584        2,984,243
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term
   Loan:
Tranche C-1, 3.688%, 5/5/13(1, 2)                                      5,603,038        2,381,291
Tranche C-2, 3.75%, 5/5/13(1, 2)                                       1,141,609          485,184
Tranche C-4, 5.50%, 5/5/13(1, 2)                                       6,310,223        2,492,538
Tranche C-5, 3.75%, 5/3/13(1, 2)                                       1,477,500          568,838
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.161%, 8/16/12(1, 2)                                    6,550,487        4,653,918
Lucite International Holdings LLC, Sr. Sec. Credit Facilities
   Term Loan, Delayed Draw, 3.43%, 7/19/13(1, 3)                       1,894,725        1,705,253


                   F9 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      PRINCIPAL
                                                                        AMOUNT          VALUE
                                                                    ------------   --------------
CHEMICALS Continued
Lucite International Holdings LLC, Sr. Sec. Credit Facilities
   Term Loan, 3.43%, 7/7/13(1, 3)                                   $  3,888,161   $    3,499,345
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan,
   8.50%, 1/23/15(1, 2)                                                9,424,900        6,311,742
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 4.459%, 10/10/14(1, 2)                                   4,162,962        2,305,240
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term
   Loan, 2/10/09(3, 4)                                                16,822,427        2,228,972
                                                                                   --------------
                                                                                       30,212,814
                                                                                   --------------
CONTAINERS & PACKAGING--1.6%
Consolidated Container Co., Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 5.829%-5.906%, 9/28/14(1, 3)                   24,200,000        6,307,125
Consolidated Container Co., Sr. Sec. Credit Facilities Property,
   Plant & Equipment Term Loan, 2.579%, 3/23/14(1, 2)                  3,855,190        2,340,101
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 2.688%-6.313%, 10/18/11(1, 2)                           13,200,403       10,655,656
                                                                                   --------------
                                                                                       19,302,882
                                                                                   --------------
METALS & MINING--1.3%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan,
   2.375%, 12/19/13(1, 2)                                              8,247,978        3,028,188
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 6.938%, 1/28/10(1)                                      13,409,043       11,934,048
                                                                                   --------------
                                                                                       14,962,236
                                                                                   --------------
PAPER & FOREST PRODUCTS--1.7%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated, Inc.,
   Sr. Sec. Credit Facilities Term Loan, Tranche B, 11.50%,
   3/31/09(1, 2)                                                      26,544,068       19,543,070
TELECOMMUNICATION SERVICES--4.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
FairPoint Communications, Inc., Sr. Sec. Credit Facilities
   Term Loan:
Tranche A, 2.938%, 3/31/14(1, 2)                                       4,000,000        2,493,332
Tranche B, 5.75%, 3/31/15(1, 2)                                        3,880,000        2,429,850
Hawaiian Telcom Communications, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche C, 4.672%, 6/1/14(1)                            11,000,000        4,816,427
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
   Tranche B1, 3.709%, 5/31/14(1, 2)                                  28,526,708       16,188,907
ITC DeltaCom Communications, Inc., Sr. Sec. Credit Facilities
   Term Loan, Tranche B, 5.459%, 7/12/13(1)                           22,275,000       13,605,570
                                                                                   --------------
                                                                                       39,534,086
                                                                                   --------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
   Tranche B, 3.91%-5.20%, 10/23/14(1, 2)                             11,676,083        9,449,290


                   F10 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                      PRINCIPAL
                                                                        AMOUNT          VALUE
                                                                    ------------   --------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
   Delayed Draw, Tranche B, 4.46%, 10/23/14(1, 2)                   $  1,406,780   $    1,138,487
                                                                                   --------------
                                                                                       10,587,777
                                                                                   --------------
UTILITIES--7.0%
ELECTRIC UTILITIES--7.0%
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan,
   7.025%, 1/16/15(1, 2)                                              15,163,106       10,159,281
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
   1st Lien Term Loan, 9.762%, 8/26/09(1)                             18,180,058       18,028,563
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities
   Term Loan, 4%, 12/31/09(1, 3)                                       5,866,328        5,631,674
Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
   Term Loan, 4.71%, 3/8/13(1, 2)                                      3,303,954        2,564,694
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
   2nd Lien Term Loan, 4.959%, 8/16/13(1)                             11,000,000        6,751,250
Liberty Electric Power LLC, Sr. Sec. Credit Facilities Term Loan,
   4.459%, 10/30/14(1, 2)                                             25,202,902       18,902,177
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
   5.636%, 2/15/15(1, 3)                                               3,159,713        1,955,072
MACH Gen LLC, Sr. Sec. Credit Facilities Letter of Credit
   Term Loan, 3.468%, 2/22/14(1, 2)                                    1,028,881          766,517
Texas Competitive Electric Holdings Co. LLC, Sr. Sec.
   Credit Facilities Term Loan:
Tranche B1, 3.906%-3.909%, 10/10/14(1, 2)                              4,962,312        3,476,377
Tranche B3, 3.906%-3.909%, 10/10/14(1, 2)                             13,852,187        9,689,605
USPF Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
   2.083%, 4/11/14(1, 3)                                               6,461,676        5,137,032
                                                                                   --------------
                                                                                       83,062,242
                                                                                   --------------
Total Corporate Loans (Cost $1,794,921,657)                                         1,132,481,489
                                                                                   --------------
LOAN PARTICIPATIONS--1.8%
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC,
   Sr. Sec. Credit Facilities Term Loan, 5.424%, 6/24/11(1, 3)        14,885,113       13,024,472
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
   Letter of Credit Term Loan, 5.424%, 6/24/11(1, 3)                   1,302,334        1,139,543
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
   Term Loan, 5.424%, 6/24/11(1, 3)                                    6,817,822        5,965,595
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of
   Credit Term Loan, 3.94%, 3/4/11(1, 3)                               1,647,059        1,412,353
                                                                                   --------------
Total Loan Participations (Cost $24,594,774)                                           21,541,963
                                                                                   --------------


                   F11 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                      PRINCIPAL
                                                                        AMOUNT          VALUE
                                                                    ------------   --------------
CORPORATE BONDS AND NOTES--2.0%
Cognis GmbH, 3.996% Sr. Sec. Bonds, 9/15/13(1, 3)                   $  1,450,000   $      841,000
Dole Food Co., Inc., 8.625% Sr. Nts., 5/1/09(2)                       23,399,000       22,170,553
LightPoint CLO Ltd. VII, 6.149% Collateralized Loan
   Obligations, Sub. Deferrable Nts., Series 2007-7A, Cl. D,
   5/15/21(1, 3)                                                       4,500,000          180,000
Paxson Communications Corp., 7.344% Sr. Sec. Nts.,
   1/15/13(1, 7)                                                       5,418,723          270,936
                                                                                   --------------
Total Corporate Bonds and Notes (Cost $34,246,022)                                     23,462,489
                                                                                   --------------

                                                                       SHARES
                                                                    ------------
INVESTMENT COMPANY--8.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.08%(8, 9)
   (Cost $103,613,003)                                               103,613,003      103,613,003
TOTAL INVESTMENTS, AT VALUE (COST $1,957,375,456)                          107.6%   1,281,098,944
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (7.6)     (90,978,775)
                                                                    ------------   --------------
NET ASSETS                                                                 100.0%  $1,190,120,169
                                                                    ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) All or a portion of the security has been segregated for collateral to cover borrowings. See Note 7 of accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of January
     31, 2009 was $229,550,895, which represents 19.29% of the Fund's net assets. See Note 6 of accompanying Notes.

(4.) Issue is in default. See Note 1 of accompanying Notes.

(5.) Non-income producing security.

(6.) This Senior Loan will settle after January 31, 2009, at which time the interest rate will be determined.

(7.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $270,936 or 0.02% of the Fund's net assets as of January 31, 2009.

(8.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                       SHARES
                                                         SHARES          GROSS           GROSS       JANUARY 31,
                                                     JULY 31, 2008     ADDITIONS       REDUCTIONS       2009
                                                     -------------   -------------   -------------   -----------
Oppenheimer Institutional Money Market Fund, Cl. E    214,566,851    1,123,428,125   1,234,381,973   103,613,003

                                                        VALUE         INCOME
                                                     ------------   ----------
Oppenheimer Institutional Money Market Fund, Cl. E   $103,613,003   $1,551,273

(9.) Rate shown is the 7-day yield as of January 31, 2009.


                   F12 | OPPENHEIMER SENIOR FLOATING RATE FUND

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of January 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $  103,613,003         $--
Level 2--Other Significant Observable Inputs    1,176,644,941          --
Level 3--Significant Unobservable Inputs              841,000          --
                                               --------------         ---
Total                                          $1,281,098,944         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2009

ASSETS
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,853,762,453)                        $1,177,485,941
Affiliated companies (cost $103,613,003)                               103,613,003
                                                                    --------------
                                                                     1,281,098,944
                                                                    --------------
Cash                                                                     3,890,507
Receivables and other assets:
Investments sold                                                        36,203,075
Interest, dividends and principal paydowns                              10,763,614
Other                                                                    5,277,482
                                                                    --------------
Total assets                                                         1,337,233,622
                                                                    --------------
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                 111,834,151
Investments purchased                                                   33,650,640
Dividends                                                                  542,964
Shareholder communications                                                 163,485
Transfer and shareholder servicing agent fees                              135,724
Distribution and service plan fees                                         103,960
Interest expense on borrowings                                              47,344
Trustees' compensation                                                       6,048
Other                                                                      629,137
                                                                    --------------
Total liabilities                                                      147,113,453
                                                                    --------------
NET ASSETS                                                          $1,190,120,169
                                                                    ==============
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                          $      203,042
Additional paid-in capital                                           2,230,856,014
Accumulated net investment loss                                        (22,498,646)
Accumulated net realized loss on investments                          (342,163,729)
Net unrealized depreciation on investments                            (676,276,512)
                                                                    --------------
NET ASSETS                                                          $1,190,120,169
                                                                    ==============


                   F14 | OPPENHEIMER SENIOR FLOATING RATE FUND

NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
   $513,038,561 and 87,571,273 shares of beneficial interest outstanding)         $5.86
Maximum offering price per share (net asset value plus sales charge of
   3.50% of offering price)                                                       $6.07
Class B Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
   and offering price per share (based on net assets of $88,606,673 and
   15,120,206 shares of beneficial interest outstanding)                          $5.86
Class C Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
   and offering price per share (based on net assets of $580,957,287 and
   99,065,538 shares of beneficial interest outstanding)                          $5.86
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $7,517,648 and 1,285,405 shares of beneficial interest outstanding)  $5.85

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2009

INVESTMENT INCOME
Interest                                                          $  77,014,181
Dividends from affiliated companies                                   1,551,273
Other income                                                            639,989
                                                                  -------------
Total investment income                                              79,205,443
                                                                  -------------
EXPENSES
Management fees                                                       5,304,897
Distribution and service plan fees:
Class A                                                                 882,509
Class B                                                                 451,808
Class C                                                               2,982,921
Transfer and shareholder servicing agent fees:
Class A                                                                 478,884
Class B                                                                 134,972
Class C                                                                 490,747
Class Y                                                                   6,033
Shareholder communications:
Class A                                                                  71,912
Class B                                                                  28,390
Class C                                                                  75,372
Class Y                                                                     131
Borrowing fees                                                        3,521,442
Interest expense                                                        982,369
Custodian fees and expenses                                             248,079
Trustees' compensation                                                   24,282
Other                                                                    18,150
                                                                  -------------
Total expenses                                                       15,702,898
Less waivers and reimbursements of expenses                            (653,796)
                                                                  -------------
Net expenses                                                         15,049,102
                                                                  -------------
NET INVESTMENT INCOME                                                64,156,341
                                                                  =============
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                         (91,034,560)
Swap contracts                                                       13,230,556
                                                                  -------------
Net realized loss                                                   (77,804,004)
                                                                  -------------
Net change in unrealized depreciation on investments               (457,304,625)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(470,952,288)
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F16 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS            YEAR
                                                             ENDED             ENDED
                                                       JANUARY 31, 2009       JULY 31,
                                                          (UNAUDITED)           2008
                                                       ----------------   ---------------
OPERATIONS
Net investment income                                   $   64,156,341    $   188,560,668
Net realized loss                                          (77,804,004)      (205,181,855)
Net change in unrealized depreciation                     (457,304,625)       (55,822,438)
                                                        --------------    ---------------
Net decrease in net assets resulting from operations      (470,952,288)       (72,443,625)
                                                        --------------    ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                    (38,226,486)       (83,437,263)
Class B                                                     (6,158,694)       (12,962,980)
Class C                                                    (41,013,960)       (89,596,911)
Class Y                                                       (395,251)        (1,637,663)
                                                        --------------    ---------------
                                                           (85,794,391)      (187,634,817)
                                                        --------------    ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
   beneficial interest transactions:
Class A                                                   (101,534,831)      (493,999,831)
Class B                                                    (20,135,508)       (78,548,934)
Class C                                                   (123,462,486)      (565,763,057)
Class Y                                                      4,138,489        (52,982,600)
                                                        --------------    ---------------
                                                          (240,994,336)    (1,191,294,422)
                                                        --------------    ---------------
NET ASSETS
Total decrease                                            (797,741,015)    (1,451,372,864)
                                                        --------------    ---------------
Beginning of period                                      1,987,861,184      3,439,234,048
                                                        --------------    ---------------
End of period (including accumulated net investment
   loss of $22,498,646 and $860,596, respectively)      $1,190,120,169    $ 1,987,861,184
                                                        ==============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations                            $(470,952,288)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                      (336,435,664)
Proceeds from disposition of investment securities                      501,185,431
Short-term investment securities, net                                   136,799,013
Premium amortization                                                        131,216
Discount accretion                                                       (7,809,198)
Net realized loss on investments                                         77,804,004
Net change in unrealized depreciation on investments                    457,304,625
Decrease in interest receivable                                           2,481,049
Decrease in receivable for securities sold                               19,180,154
Increase in other assets                                                 (5,183,461)
Decrease in payable for securities purchased                             (5,409,669)
Decrease in payable for accrued expenses                                 (1,162,102)
                                                                      -------------
Net cash provided by operating activities                               367,933,110
                                                                      -------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings                                           500,000,000
Payments on bank borrowings                                            (500,000,000)
Proceeds from shares sold                                                54,384,471
Payments on shares redeemed                                            (388,880,754)
Cash distributions paid                                                 (36,566,543)
                                                                      -------------
Net cash used in financing activities                                  (371,062,826)
                                                                      -------------
Net decrease in cash                                                     (3,129,716)
Cash, beginning balance                                                   7,020,223
                                                                      -------------
Cash, ending balance                                                  $   3,890,507
                                                                      =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $49,059,933 Cash paid for interest on bank borrowings--$935,025

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F18 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                            JANUARY 31, 2009   ------------------------------------------------------------------
CLASS A                                        (UNAUDITED)        2008           2007           2006          2005         2004
-------                                     ----------------   ----------     ----------     ----------    ----------    --------
PER SHARE OPERATING DATA
Net asset value, beginning of period            $   8.27       $     9.11     $     9.54     $     9.54    $     9.56    $   9.24
Income (loss) from investment operations:
Net investment income                                .29(1)           .62(1)         .69(1)         .66(1)        .53(1)      .49
Net realized and unrealized gain (loss)            (2.31)            (.85)          (.42)            --          (.02)        .30
                                                --------       ----------     ----------     ----------    ----------    --------
Total from investment operations                   (2.02)            (.23)           .27            .66           .51         .79
                                                --------       ----------     ----------     ----------    ----------    --------
Dividends and/or distributions to
   shareholders:
Dividends from net investment income                (.39)            (.61)          (.70)          (.66)         (.53)       (.47)
Net asset value, end of period                  $   5.86       $     8.27     $     9.11     $     9.54    $     9.54    $   9.56
                                                ========       ==========     ==========     ==========    ==========    ========
TOTAL RETURN, AT NET ASSET VALUE(2)               (24.70)%          (2.68)%         2.75%          7.10%         5.45%       8.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $513,038       $  855,905     $1,460,069     $1,513,036    $1,038,746    $376,001
Average net assets (in thousands)               $699,254       $1,179,865     $1,687,143     $1,292,028    $  776,029    $146,224
Ratios to average net assets:(3)
Net investment income                               8.17%            7.11%          7.26%          6.88%         5.63%       5.56%
Total expenses                                      1.65%(4)         1.16%(4)       1.07%(4)       1.11%         1.09%       1.19%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                         1.57%            1.05%          0.97%          0.97%         0.89%       0.99%
Portfolio turnover rate                               23%              50%           105%           104%          114%        155%

(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3.) Annualized for periods less than one full year.

(4.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009   1.66%
Year Ended July 31, 2008            1.17%
Year Ended July 31, 2007            1.07%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F19 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

                                               SIX MONTHS
                                                  ENDED                            YEAR ENDED JULY 31,
                                            JANUARY 31, 2009   ----------------------------------------------------------
CLASS B                                         (UNAUDITED)      2008         2007         2006        2005        2004
-------                                     ----------------   --------     --------     --------    --------    --------
PER SHARE OPERATING DATA
Net asset value, beginning of period            $   8.27       $   9.12     $   9.54     $   9.54    $   9.56    $   9.24
Income (loss) from investment operations:
Net investment income                                .27(1)         .57(1)       .64(1)       .60(1)      .48(1)      .46
Net realized and unrealized gain (loss)            (2.31)          (.87)        (.42)          --        (.02)        .28
                                                --------       --------     --------     --------    --------    --------
Total from investment operations                   (2.04)          (.30)         .22          .60         .46         .74
                                                --------       --------     --------     --------    --------    --------
Dividends and/or distributions to
   shareholders:
Dividends from net investment income                (.37)          (.55)        (.64)        (.60)       (.48)       (.42)
                                                --------       --------     --------     --------    --------    --------
Net asset value, end of period                  $   5.86       $   8.27        $9.12     $   9.54    $   9.54    $   9.56
                                                ========       ========     ========     ========    ========    ========
TOTAL RETURN, AT NET ASSET VALUE(2)               (24.94)%        (3.37)%       2.27%        6.49%       4.86%       8.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $ 88,607       $149,858     $247,726     $318,312    $344,337    $277,043
Average net assets (in thousands)               $119,426       $201,066     $295,655     $334,997    $327,996    $201,260
Ratios to average net assets:(3)
Net investment income                               7.56%          6.48%        6.71%        6.27%       5.06%       5.04%
Total expenses                                      2.26%(4)       1.76%(4)     1.65%(4)     1.68%       1.66%       1.76%
Expenses after payments, waivers and/or
   reimbursements and reduction to
   custodian expenses                               2.18%          1.65%        1.55%        1.54%       1.46%       1.56%
Portfolio turnover rate                               23%            50%         105%         104%        114%        155%

(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3.) Annualized for periods less than one full year.

(4.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009   2.27%
Year Ended July 31, 2008            1.77%
Year Ended July 31, 2007            1.65%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                              SIX MONTHS
                                                 ENDED                                 YEAR ENDED JULY 31,
                                            JANUARY 31, 2009   --------------------------------------------------------------------
CLASS C                                        (UNAUDITED)        2008           2007           2006           2005          2004
-------                                     ----------------   ----------     ----------     ----------     ----------     --------
PER SHARE OPERATING DATA
Net asset value, beginning of period           $   8.27        $     9.12     $     9.55     $     9.55     $     9.57     $   9.25
Income (loss) from investment operations:
Net investment income                               .27(1)            .58(1)         .64(1)         .61(1)         .48(1)       .45
Net realized and unrealized gain (loss)           (2.31)             (.87)          (.42)            --           (.02)         .29
                                               --------        ----------     ----------     ----------     ----------     --------
Total from investment operations                  (2.04)             (.29)           .22            .61            .46          .74
                                               --------        ----------     ----------     ----------     ----------     --------
Dividends and/or distributions to
   shareholders:
Dividends from net investment income               (.37)             (.56)          (.65)          (.61)          (.48)        (.42)
                                               --------        ----------     ----------     ----------     ----------     --------
Net asset value, end of period                 $   5.86        $     8.27     $     9.12     $     9.55     $     9.55     $   9.57
                                               ========        ==========     ==========     ==========     ==========     ========
TOTAL RETURN, AT NET ASSET VALUE(2)              (24.89)%           (3.28)%         2.24%          6.56%          4.92%        8.21%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $580,957        $  976,602     $1,672,484     $1,686,272     $1,350,656     $615,744
Average net assets (in thousands)              $788,539        $1,365,398     $1,843,725     $1,542,199     $1,065,783     $346,347
Ratios to average net assets:(3)
Net investment income                              7.68%             6.60%          6.76%          6.36%          5.11%        5.05%
Total expenses                                     2.13%(4)          1.68%(4)       1.58%(4)       1.61           1.60%        1.71%
Expenses after payments, waivers and/or
   reimbursements and reduction to
   custodian expenses                              2.05%             1.57%          1.48%          1.47%          1.40%        1.51%
Portfolio turnover rate                              23%               50%           105%           104%           114%         155%

(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3.) Annualized for periods less than one full year.

(4.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009   2.14%
Year Ended July 31, 2008            1.69%
Year Ended July 31, 2007            1.58%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F21 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

                                                     SIX MONTHS
                                                        ENDED                YEAR ENDED JULY 31,
                                                  JANUARY 31, 2009   ---------------------------------
CLASS Y                                              (UNAUDITED)       2008         2007       2006(1)
-------                                           ----------------   -------      -------      -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $  8.25        $  9.11      $  9.54       $9.54
Income (loss) from investment operations:
Net investment income(2)                                  .29            .69          .69         .47
Net realized and unrealized gain (loss)                 (2.29)          (.93)        (.39)         --
                                                      -------        -------      -------       -----
Total from investment operations                        (2.00)          (.24)         .30         .47
                                                      -------        -------      -------       -----
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.40)          (.62)        (.73)       (.47)
                                                      -------        -------      -------       -----
Net asset value, end of period                        $  5.85        $  8.25      $  9.11       $9.54
                                                      =======        =======      =======       =====
TOTAL RETURN, AT NET ASSET VALUE(3)                    (24.54)%        (2.78)%       3.14%       5.04%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $ 7,518        $ 5,496      $58,955       $   1
Average net assets (in thousands)                     $ 6,236        $21,397      $11,372       $   1
Ratios to average net assets:(4)
Net investment income                                    8.62%          7.69%        7.34%       7.33%
Total expenses                                           1.51%(5)       0.87%(5)     0.82%(5)    0.96%
Expenses after payments, waivers and/or
   reimbursements and reduction to
   custodian expenses                                    1.44%          0.76%        0.72%       0.85%
Portfolio turnover rate                                    23%            50%         105%        104%

(1.) For the period from November 28, 2005 (inception of offering) to July 31,
     2006.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2009   1.52%
Year Ended July 31, 2008            0.88%
Year Ended July 31, 2007            0.82%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F22 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Senior Floating Rate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an early withdrawal charge ("EWC"). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a EWC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.


                   F23 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.


                   F24 | OPPENHEIMER SENIOR FLOATING RATE FUND

     There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

     As of January 31, 2009, securities with an aggregate market value of $1,154,023,452, representing 96.97% of the Fund's net assets were comprised of Senior Loans, of which $228,529,895 representing 19.20% of the Fund's net assets, were illiquid.


                   F25 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of default. As of January 31, 2009, securities with an aggregate market value of $31,422,389, representing 2.64% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $159,781,502 and unused capital loss carryforwards as follows:

EXPIRING
--------
2010       $10,765,372
2011        26,003,298
2014         4,679,034
2015         6,897,861
2016        50,471,975
           -----------
Total      $98,817,540
           ===========


                   F26 | OPPENHEIMER SENIOR FLOATING RATE FUND

As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $336,403,046 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities   $1,966,835,587
                                 ==============
Gross unrealized appreciation    $      900,353
Gross unrealized depreciation      (686,636,996)
                                 --------------
Net unrealized depreciation      $ (685,736,643)
                                 ==============

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                   F27 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

Each quarter the Fund intends to make a "Repurchase Offer" to repurchase a portion of the Fund's outstanding shares from shareholders. The Repurchase Offers are designed to provide some liquidity for Fund investors who wish to sell some or all of their shares. The Fund has adopted the following fundamental policies concerning periodic repurchase offers:

     - The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

     - Repurchase offers shall be made at periodic intervals of three months between repurchase request deadlines. The deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.

     - The repurchase pricing date for a particular Repurchase Offer shall be not more than 14 days after the repurchase request deadline for the repurchase offer. If that day is not a regular business day, then the repurchase pricing date will be the following business day.


                   F28 | OPPENHEIMER SENIOR FLOATING RATE FUND

     Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the repurchase request deadline.

For the six months ended January 31, 2009, the Fund extended two Repurchase
Offers:

                      PERCENTAGE OF       AMOUNT OF
   REPURCHASE      OUTSTANDING SHARES     SHARES THE       NUMBER OF
     REQUEST        THE FUND OFFERED     FUND OFFERED   SHARES TENDERED
    DEADLINES         TO REPURCHASE     TO REPURCHASE    (ALL CLASSES)
----------------   ------------------   -------------   ---------------
January 31, 2009           25%            50,760,606       19,458,997
October 31, 2008           25             53,470,898       32,460,440

The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 903,615,584 shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED JANUARY 31, 2009     YEAR ENDED JULY 31, 2008
                              ---------------------------------   ---------------------------
                                    SHARES         AMOUNT            SHARES         AMOUNT
                                 -----------   -------------      -----------   -------------
CLASS A
Sold                               4,451,584   $  32,253,955       18,699,923   $ 165,087,834
Dividends and/or
   distributions reinvested        3,260,540      20,898,882        5,377,747      47,058,278
Repurchased                      (23,695,285)   (154,687,668)     (80,733,823)   (706,145,943)
                                 -----------   -------------      -----------   -------------
Net decrease                     (15,983,161)  $(101,534,831)     (56,656,153)  $(493,999,831)
                                 ===========   =============      ===========   =============
CLASS B
Sold                                 257,437   $   1,802,312        1,321,372   $  11,645,785
Dividends and/or
   distributions reinvested          657,474       4,209,815        1,021,712       8,931,096
Repurchased                       (3,922,107)    (26,147,635)     (11,386,852)    (99,125,815)
                                 -----------   -------------      -----------   -------------
Net decrease                      (3,007,196)  $ (20,135,508)      (9,043,768)  $ (78,548,934)
                                 ===========   =============      ===========   =============
CLASS C
Sold                               2,210,338   $  15,351,919       11,994,062   $ 106,635,301
Dividends and/or
   distributions reinvested        3,720,022      23,853,460        6,165,709      54,027,718
Repurchased                      (24,906,763)   (162,667,865)     (83,414,228)   (726,426,076)
                                 -----------   -------------      -----------   -------------
Net decrease                     (18,976,403)  $(123,462,486)     (65,254,457)  $(565,763,057)
                                 ===========   =============      ===========   =============
CLASS Y
Sold                                 747,637   $   4,976,285          844,888   $   7,405,482
Dividends and/or
   distributions reinvested           15,365          97,776          144,647       1,308,214
Repurchased                         (143,523)       (935,572)      (6,796,675)    (61,696,296)
                                 -----------   -------------      -----------   -------------
Net increase (decrease)              619,479   $   4,138,489       (5,807,140)  $ (52,982,600)
                                 ===========   =============      ===========   =============


                   F29 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended January 31, 2009, were as follows:

                          PURCHASES        SALES
                        ------------   ------------
Investment securities   $336,435,664   $501,185,431

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
------------
Up to $200 million   0.75%
Next $200 million    0.72
Next $200 million    0.69
Next $200 million    0.66
Over $800 million    0.60

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $1,174,020 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                   F30 | OPPENHEIMER SENIOR FLOATING RATE FUND

DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Board of Trustees has currently set that fee rate at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B and Class C shares were $6,894,606 and $40,836,375, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and early withdrawal charges ("EWC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the EWC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                     CLASS A       CLASS B       CLASS C
                      CLASS A         EARLY         EARLY         EARLY
                     FRONT-END      WITHDRAWAL    WITHDRAWAL    WITHDRAWAL
                   SALES CHARGES     CHARGES       CHARGES       CHARGES
   SIX MONTHS       RETAINED BY    RETAINED BY   RETAINED BY   RETAINED BY
      ENDED         DISTRIBUTOR    DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR
----------------   -------------   -----------   -----------   -----------
January 31, 2009      $22,480        $15,344       $121,567      $26,060

WAIVERS AND REIMBURSEMENTS OF EXPENSES. From January 1, 2006 until November 30, 2008, the Manager voluntarily agreed to reduce its management fees by 0.10% of average annual net assets. As a result of this agreement, the Fund was reimbursed $595,657 for the six months ended January 31, 2009. Effective December 1, 2008, the Manager terminated this voluntary waiver.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended January 31, 2009, the Manager waived $58,139 for IMMF management fees.


                   F31 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counter-party will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.

     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").


                   F32 | OPPENHEIMER SENIOR FLOATING RATE FUND

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

     As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market.

     As of January 31, 2009, the Fund had no such credit default swaps outstanding.

6. ILLIQUID SECURITIES

As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

7. BORROWINGS

The Fund can borrow money from banks in an amount up to one third its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase


                   F33 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. BORROWINGS Continued

shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as "leverage"). The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

     The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3014% as of January 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund's Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2009 equal 0.55% of the Fund's average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notification.

Details of the borrowings for the six months ended January 31, 2009 are as follows:

Average Daily Loan Balance    $54,114,130
Average Daily Interest Rate         3.323%
Fees Paid                     $ 8,519,348
Interest Paid                 $   935,025

As of January 31, 2009, the Fund had no borrowings outstanding.

8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                   F34 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and Margaret Hui, the portfolio managers for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded that in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other closed-end loan participation funds advised by other investment advisers. The Board considered that the Fund outperformed its performance universe median during the one-, three-, since inception, though it underperformed its performance universe median during the five-year period.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and loan participation funds with comparable asset levels and distribution features. The Board considered that the Fund's actual management fees and total expenses were lower than its expense group median. The Board considered that the Manager voluntarily undertook to waive 10 basis points of its management fee.


                   16 | OPPENHEIMER SENIOR FLOATING RATE FUND

     ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   17 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLDING--DELIVERY OF SHAREHOLDER DOCUMENTS

This is to inform you about OppenheimerFunds' "householding" policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund's prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.


                   18 | OPPENHEIMER SENIOR FLOATING RATE FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

[insert table] for 6-months

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 03/12/2009